Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Non-current assets
Property, plant and equipment	₨ 946,181	$ 12,937	₨ 966,871
Exploration and evaluation assets	24,542	336	17,922
Intangible assets	7,481	102	7,790
Deferred tax assets	73,958	1,011	82,669
Financial assets investments	1,532	21	911
Derivative financial assets	0	0	25
Income tax assets	27,481	376	26,455
Other non-current assets	127,727	1,746	70,358
Total non-current assets	1,208,902	16,529	1,173,001
Current assets
Inventories	99,509	1,360	113,362
Income tax assets	69	1	75
Trade and other receivables	130,593	1,785	83,277
Short-term investments	281,775	3,853	327,210
Derivative financial assets	701	10	6,922
Restricted cash and cash equivalents	1,025	14	960
Cash and cash equivalents	48,537	664	50,598
Total current assets	562,209	7,687	582,404
Total assets	1,771,111	24,216	1,755,405
Current liabilities
Borrowings	189,600	2,592	212,231
Acceptances	80,891	1,106	101,851
Trade and other payables	309,431	4,231	310,660
Derivative financial liabilities	2,786	38	960
Retirement benefits	1,135	16	1,064
Provisions	2,378	33	2,471
Current tax liabilities	2,792	38	1,894
Total current liabilities	589,013	8,054	631,131
Net current assets / (liabilities)	(26,804)	(367)	(48,727)
Non-current liabilities
Borrowings	379,622	5,191	367,244
Deferred tax liabilities	21,894	299	29,675
Retirement benefits	1,465	20	1,614
Provisions	29,854	408	26,663
Derivative financial liabilities	764	10	451
Other non-current liabilities	14,450	198	16,732
Total non-current liabilities	448,049	6,126	442,379
Total liabilities	1,037,062	14,180	1,073,510
Net assets	734,049	10,036	681,895
EQUITY
Share capital	3,718	51	3,718
Securities premium	190,452	2,604	190,452
Treasury shares	(3,223)	(44)	(3,806)
Share based payment reserve	1,707	23	2,496
Other components of equity	117,712	1,609	116,526
Retained earnings	274,231	3,750	203,135
Equity attributable to equity holders of the parent	584,597	7,993	512,521
Non-controlling interests	149,452	2,043	169,374
Total Equity	₨ 734,049	$ 10,036	₨ 681,895